Fair Value (Details)	12 Months Ended
Dec. 31, 2012
Impaired loans [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	20.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	30.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%
Impaired loans [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	17.00%
Impaired loans [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	40.00%
Impaired loans [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%
Impaired loans [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	11.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	40.00%
Fair Value, Average of Inputs	40.00%
Other real estate owned, net [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	11.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	17.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	6.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	18.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	29.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	7.00%